Form N-1A Cover	Sep. 30, 2023
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Entity Central Index Key	0000804239
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2023
Prospectus Date	Jan. 31, 2024
Class F Prospectus
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Capital Stability Fund
(the "Fund")

Supplement Dated December 20, 2024
to the Class F Shares Prospectus, dated January 31, 2024, as amended on May 15, 2024,
August 9, 2024, August 30, 2024 and September 13, 2024, and the Class Y Shares Prospectus,
dated January 31, 2024, as amended on April 5, 2024, May 15, 2024, August 9, 2024,
August 30, 2024 and September 13, 2024 (the "Prospectuses")

This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with such Prospectuses.

The Prospectuses are hereby amended and supplemented to reflect the following changes to the Fund.

Class Y Prospectus
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Capital Stability Fund
(the "Fund")

Supplement Dated December 20, 2024
to the Class F Shares Prospectus, dated January 31, 2024, as amended on May 15, 2024,
August 9, 2024, August 30, 2024 and September 13, 2024, and the Class Y Shares Prospectus,
dated January 31, 2024, as amended on April 5, 2024, May 15, 2024, August 9, 2024,
August 30, 2024 and September 13, 2024 (the "Prospectuses")

This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with such Prospectuses.

The Prospectuses are hereby amended and supplemented to reflect the following changes to the Fund.